Long-term debt and finance leases - Fair Value (Details) - Long-term debt - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Long-term debt
Total long-term debt (before unamortised loan costs)	R 141,198	R 109,984
Minimum
Long-term debt
Interest rate (as a percent)	2.40%
Maximum
Long-term debt
Interest rate (as a percent)	15.30%